Deferred tax assets and liabilities - Additional Information (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities
Unrecognized deferred income tax assets	₺ 2,434,217	₺ 2,621,286
Unused tax losses for which no deferred tax asset recognised	₺ 12,390,777	₺ 12,320,113